5. EQUITY TRANSACTIONS (Details - Warrants exercisable) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Warrants outstanding	2,164,094	1,430,738	1,414,190
Weighted Average Exercise Price, outstanding	$ 6.68	$ 6.84	$ 5.00
Warrants exercisable	2,164,094
$5.00 or Below
Warrants outstanding	515,533
Weighted Average Remaining Life (Years)	2 years 9 months 11 days
Weighted Average Exercise Price, outstanding	$ 2.63
Warrants exercisable	515,533
Weighted Average Exercise Price, exercisable	$ 2.63
$5.20 - $9.00
Warrants outstanding	1,351,622
Weighted Average Remaining Life (Years)	3 years 10 months 6 days
Weighted Average Exercise Price, outstanding	$ 6.46
Warrants exercisable	1,351,632
Weighted Average Exercise Price, exercisable	$ 6.46
$9.65 - $15.00
Warrants outstanding	296,929
Weighted Average Remaining Life (Years)	3 years 8 months 16 days
Weighted Average Exercise Price, outstanding	$ 14.70
Warrants exercisable	296,929
Weighted Average Exercise Price, exercisable	$ 14.70